Benefit Plans (Tables)	12 Months Ended
Sep. 27, 2014
Restricted Stock Activity

A summary of the Company’s RSU activity and related information for 2014, 2013 and 2012, is as follows:

	Number of RSUs (in thousands)	Weighted-Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value (in millions)
Balance at September 24, 2011	101,122	$33.07
RSUs granted	54,597	$61.62
RSUs vested	(44,137)	$29.32
RSUs cancelled	(6,545)	$36.57

Balance at September 29, 2012	105,037	$49.27
RSUs granted	39,415	$78.23
RSUs vested	(42,291)	$45.96
RSUs cancelled	(8,877)	$57.31

Balance at September 28, 2013	93,284	$62.24
RSUs granted	59,269	$74.54
RSUs vested	(43,111)	$57.29
RSUs cancelled	(5,620)	$68.47

Balance at September 27, 2014	103,822	$70.98	$10,460

Summary of Share-Based Compensation Expense

The following table shows a summary of the share-based compensation expense included in the Consolidated Statements of Operations for 2014, 2013 and 2012 (in millions):

	2014	2013	2012
Cost of sales	$450	$350	$265
Research and development	1,216	917	668
Selling, general and administrative	1,197	986	807

Total share-based compensation expense	$2,863	$2,253	$1,740